Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Leases

11. Leases

On January 24, 2025, the Company entered into a lease agreement for its office located at 21 Sackville Street, London, W1S 3DN, United Kingdom. The lease agreement is for a term of 2 years with no option to extend. On January 24, 2025, the Company recorded a lease liability and corresponding right-of-use asset of approximately $2.3 million.

On March 25, 2025, the Company closed the GroupBy acquisition, refer to Note 4 for more information. GroupBy's registered office is located at 250 The Esplanade, Suite 500, Toronto, Ontario, Canada. At the date of acquisition, this lease agreement had a remaining term of 3.5 years. On March 25, 2025, the Company recorded a lease liability and corresponding right-of-use asset of approximately $0.2 million. GroupBy also has another lease arrangement in place for an office in Austin, Texas. However this lease arrangement is a short-term lease as it has a lease term of 12 months or less and do not include options to purchase the underlying assets. Upon adoption of ASC 842, the Company elected not to record short-term leases on its consolidated balance sheet and instead recognize lease payments in its consolidated statement of operations on a straight-line basis over the lease term.

On April 10, 2025, the Company entered into a lease agreement for its office located at 499 Park Avenue, New York, New York 10022. The lease agreement is for a term of 2 years with no option to extend. On April 10, 2025, the Company recorded a lease liability and corresponding right-of-use asset of approximately $0.3 million.

On May 31, 2025, the Company closed the Mpower acquisition, refer to Note 4 for more information. Mpower has registered offices in London, United Kingdom and Germany, Frankfurt. At the date of acquisition, these lease agreements had remaining terms of 13 to 23 months. On May 31, 2025, the Company recorded lease liabilities and corresponding right-of-use assets for these leases, of approximately $0.1 million in total. Mpower also has other lease arrangements in place for offices in Warsaw, Poland; Paris, France; Amsterdam, The Netherlands and Brussels, Belgium. However these lease arrangements are short-term leases as they have lease terms of 12 months or less and do not include options to purchase the underlying assets. Upon adoption of ASC 842, the Company elected not to record short-term leases on its consolidated balance sheet and instead recognize lease payments in its consolidated statement of operations on a straight-line basis over the lease term.

On June 2, 2025, the Company closed the Prediqt acquisition, refer to Note 4 for more information. Prediqt has registered offices in three locations in India. At the date of acquisition, these lease agreements had remaining terms of 6 to 14 months. On May 31, 2025, the Company recorded lease liabilities and corresponding right-of-use assets for these leases, of approximately $0.03 million in total.

The components of lease expense were as follows:

	Six months ended June 30, 2025	Six months ended June 30, 2024
Operating lease costs	$642,822	$—
Variable lease costs	2,732	—
Short-term lease costs	61,693	—
Total lease costs	$707,247	$—

Supplemental cash flow information related to leases was as follows:

	Six months ended June 30, 2025	Six months ended June 30, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$629,486	$—
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$2,887,287	$—
Total	$3,516,773	$—

Supplemental balance sheet information related to leases was as follows:

	June 30, 2025	December 31, 2024
Weighted average remaining lease term in years	$1.6	$—
Weighted average discount rate	7.9%	—

The following table outlines maturities of the Company's lease liabilities as of June 30, 2025:

At June 30, 2025	Operating leases
Remainder of 2025	$765,458
2026	1,276,417
2027	102,658
2028	50,867
2029	—
Thereafter	—
Total lease payments	$2,195,400
Less imputed interest	132,499
Total	$2,062,901
Current portion of lease liabilities	1,452,755
Non current portion of lease liabilities	610,146
Total lease liabilities	$2,062,901